Deposits - Total interest bearing deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deposits [Abstract]
Savings accounts	$ 14,031,736	$ 10,618,629
NOW, money market and other interest bearing demand deposits	22,398,057	16,305,007
Total savings, NOW, money market and other interest bearing demand deposits	36,429,793	26,923,636
Certificates of deposit:
Under $100,000	2,917,700	3,133,840
$100,000 and over	4,390,148	4,540,957
Total certificates of deposit	7,307,848	7,674,797
Total interest bearing deposits	$ 43,737,641	$ 34,598,433